Consolidated Statements of Cash Flows - USD ($)	12 Months Ended		174 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Operating Activities:
Net loss	$ (855,886)	$ (6,939,490)	$ (40,188,414)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for services	337,090	602,507
Warrants issued for services	1,623,958	59,037
Legal Settlement - replacement warrants		1,764,450
Loss on extinguishment of debt	628,510
Employee stock options	327,000	1,308,000
Non-cash interest expense	370,718
Change in fair value of derivative liability	(4,959,062)	50,237
Amortization of debt discount	743,051	57,038
Depreciation expense	25,936	25,853
Changes in operating assets and liabilities:
Prepaid expenses	95,175	(38,157)
Accounts payable	317,576	748,571
Accrued liabilities - related party	(37,917)	102,335
Customer deposits - related party
Accrued payroll liabilities	59,775	19,570
Net cash used in operating activities	(1,324,076)	(2,240,049)
Investing Activities:
Expenditure for Intangible assets	(12,968)	(13,634)
Expenditure for Equipment		(5,000)
Net cash used in investing activities	(12,968)	(18,634)
Financing Activities:
Proceeds from sale of common stock, net	671,500	1,190,020
Proceeds from debt	1,091,715	925,000
Payments on debt	(374,762)	(17,326)
Net cash provided by financing activities	1,388,453	2,097,694
Net change in cash	51,409	(160,989)
Cash, beginning of period	10,882	171,871
Cash, end of period	62,291	10,882	$ 62,291
Cash paid for: Interest	29,161	5,458
Cash paid for: Income taxes
Non-cash transactions:
Derivative liability offset by debt discount	492,405	305,667
Debt and interest settled for common stock	1,025,035
Stock issued for short term payables	22,910	$ (602,507)
Stock issued with debt	215,000
Warrants issued with debt	35,579
Conversion of convertible notes	$ 833,401